Related Party Transactions - Narrative Part 4 (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2011	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Cost of sales - equipment and other		$ 23,660	$ 49,603	$ 54,474	$ 89,944	$ 172,700	$ 143,671	$ 95,116
EchoStar | Patent Cross-License Agreements | Maximum
Related Party Transaction [Line Items]
Payments to third party by related party	$ 10,000
Payments to third party by related party under extension option	3,000
EchoStar | Patent Cross-License Agreements | Dish Network | Maximum
Related Party Transaction [Line Items]
Payments to third party by related party	10,000
Payments to third party by related party under extension option	$ 3,000